Deferred tax (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Deferred Tax
	2018	2017
Deferred tax assets	125	79
Deferred tax liabilities	537	1,029
Total net deferred tax liability/(asset)	412	950

Deferred tax assets comprise temporary differences on:	2018	2017
Financial assets	(7)	(20)
Insurance and investment contracts	-	(19)
Deferred expenses, VOBA and other intangible assets	(125)	(140)
Defined benefit plans	12	26
Losses	167	176
Other	79	57
At December 31	125	79

Deferred tax liabilities comprise temporary differences on:	2018	2017
Real estate	520	554
Financial assets	815	1,724
Insurance and investment contracts	(1,433)	(1,806)
Deferred expenses, VOBA and other intangible assets	1,788	1,752
Defined benefit plans	(257)	(268)
Losses	(147)	(120)
Other	(748)	(807)
At December 31	537	1,029

Schedule of NetDeferred Tax Assets and Liabilities has been Recognized

The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Losses	Other	Total
At January 1, 2018	554	1,744	(1,787)	1,892	(295)	(296)	(863)	950
Acquisitions/Additions	-	-	-	9	-	-	-	9
Charged to income statement	(31)	(451)	401	(63)	23	(1)	143	22
Charged to equity	(7)	(513)	2	-	17	(2)	12	(493)
Net exchange differences	4	46	(51)	82	(14)	(4)	(38)	25
Disposal of a business	-	-	-	-	-	-	-	-
Transfers to disposal groups	-	-	-	-	-	-	-	-
Transfer to current income tax	-	-	-	-	-	-	-	-
Transfer to/from other headings	-	(3)	-	(6)	-	-	9	-
Other	-	-	-	-	-	(11)	(90)	(101)
At December 31, 2018	519	822	(1,434)	1,914	(269)	(314)	(827)	412

At January 1, 2017	541	3,165	(2,988)	3,298	(645)	(407)	(850)	2,113
Acquisitions/Additions	-	-	-	9	-	(1)	(14)	(6)
Charged to income statement	37	32	609	(1,016)	120	78	(62)	(202)
Charged to equity	(9)	(874)	-	-	174	-	(5)	(715)
Net exchange differences	(16)	(270)	241	(322)	57	27	111	(172)
Disposal of a business	-	-	-	2	-	-	-	2
Transfers to disposal groups	-	-	-	-	-	8	-	8
Transfer to current income tax	-	-	-	-	-	-	(73)	(73)
Transfer to/from other headings	-	(300)	351	(79)	-	-	27	-
Other	-	(9)	-	-	-	-	2	(7)
At December 31, 2017	554	1,744	(1,787)	1,892	(295)	(296)	(863)	950

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized

For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts[1]		Not recognized deferred tax assets
	2018	2017	2018	2017
< 5 years	65	89	15	22
≥ 5 – 10 years	21	137	5	18
≥ 10 – 15 years	20	-	36	25
≥ 15 – 20 years	-	-	-	-
Indefinitely	385	499	86	111
At December 31	490	725	142	177

[1]

The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules